Average Annual Total Returns - International Socially Responsible Fund	None 1 Year	None 5 Years	None 10 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 10 Years
Total	8.36%	10.40%	9.61%	7.82%	7.45%	5.51%